THE ENVIRONMENT (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
THE ENVIRONMENT (unaudited)
Schedule of environmental disbursements

	Period ended 2017		Future commitments
Country	Recorded as expenses	Capitalized to Property, plant and equipment	To be Recorded as expenses	To be capitalized to Property, plant and equipment
	ThCh$	ThCh$	ThCh$	ThCh$
Chile	1,061,569	—	—	—
Argentina	357,999	—	—	—
Brazil	464,022	69,689	—	—
Paraguay	64,216	167,228	7,061	18,389

Total	1,947,806	236,917	7,061	18,389